Subsequent Event	12 Months Ended
Dec. 31, 2023
Subsequent Event [Abstract]
Subsequent event
13.	Subsequent event

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date that these consolidated financial statements were available to be issued, there was no other subsequent event that required recognition or disclosure.